Operating segments - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2019 Major_Customer Segments	Jun. 30, 2018 Major_Customer
Disclosure of operating segments [abstract]
Number of operating segments | Segments	0
Number of major customers | Major_Customer	0	0